Related Party Transactions - Additional Information (FY) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 19, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds received from issuance of warrants				$ 0	$ 12,324,495
Due to related parties, current		$ 180,000		120,000
Bank Overdrafts		750,000		500,000
Convertible Debt, Noncurrent		750,000		500,000
Proceeds from Notes Payable		0	$ 375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Notes Payable	$ 500,000	500,000		500,000
Sponsor [Member] | Embedded Derivative On Working Capital Loans [Member]
Related Party Transaction [Line Items]
Initial fair value of Working Capital Loan Option	7,900
Interest Expense		$ 0	1,800	8,000
Advisor [Member]
Related Party Transaction [Line Items]
Cash				500,000
Common stock				$ 250,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued		8,216,330		8,216,330
Proceeds received from issuance of warrants		$ 12,300,000		$ 12,300,000
Exercise price of warrants		$ 11.5		$ 11.5
Period after completion of initial business combination		30 days		30 days
Price of warrant		$ 1.5		$ 1.5
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 20,000		$ 20,000
Expenses incurred and paid		60,000	$ 60,000	240,000	220,000
Due to related parties, current		180,000		120,000	$ 0
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
Related Party Loans | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		250,000		0
Related Party Loans | Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						$ 475,000
Related Party Loans | Promissory Note [Member] | Sponsor [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant						$ 1,500,000
Price of warrant						$ 1.5
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000		$ 1,500,000
Price of warrant		$ 1.5		$ 1.5
Working Capital Convertible Debt [Member]
Related Party Transaction [Line Items]
Convertible Debt, Noncurrent		$ 750,000		$ 500,000
Working Capital Convertible Debt [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 500,000
Debt Instrument, Convertible, Conversion Price	$ 1.5					$ 1.5